PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
31.a. Accounting policy
The Company and its subsidiaries individually sponsor pension funds of post-retirement benefits for active and retired employees, in addition to a multisponsor supplementary retirement plan and health care plan for former employees. Contributions are determined on an actuarial basis and recorded on an accrual basis. Liabilities relating to defined benefit plans are determined based on actuarial evaluations at each year-end, in order to ensure that sufficient reserves have been set up for both current and future commitments.
Actuarial liabilities related to defined benefit plans were calculated using the projected unit credit method. Actuarial gains and losses are recognized immediately in equity (in other comprehensive income).
For plans with defined contribution characteristics, the obligation is limited to the contributions payable, which are recognized in the P&L in the respective accrual periods.
The asset or liability related to defined benefit plan to be recognized in the financial statements corresponds to the present value of the obligation for the defined benefit (using a discount rate based on long-term National Treasury Notes – “NTNs”), less the fair value of plan assets that will be used to settle the obligations. Plan assets are assets held by a privately held supplementary pension plan entity. Plan assets are not available to the Company’s creditors or those of its subsidiaries and cannot be paid directly to the Company or its subsidiaries. The fair value is based on information on market prices and, in the case of securities quoted, on the purchase price disclosed. The value of any defined benefit asset then recognized is limited to the present value of any economic benefits available as a reduction in future plan contribution from the Company.
Actuarial costs recognized in the statement of income are limited to the service cost and cost of interest on the defined benefit plan obligation. Any changes in the measurement of plan assets and obligations are initially recognized in other comprehensive income, and immediately reclassified to retained earnings in P&L.
The Company and its subsidiaries manage and individually sponsors a health care plan for retired employees and former employees with fixed contributions to the plan, in accordance with Law No. 9656/1998 (which provides for private health care and health insurance plans). As provided for in Articles 30 and 31 of said law, participants shall have the right to the health care plan in which they participated while they were active employees.
31.b. Critical estimates and judgments
The cost of pension plans with defined benefits and other post-employment health care benefits and the present value of the pension obligation are determined using actuarial valuation methods. Actuarial valuation involves use of assumptions about discount rates, future salary increases, mortality rates and future increases in pension and annuity benefits. The obligation for defined benefits is highly sensitive to changes in these assumptions. All assumptions are reviewed on an annual basis.
The mortality rate is based on publicly available mortality tables in the country. Future salary increases, and pension increases are based on expected future inflation rates for the country.
31.c. Information on pension plans and other post-employment benefits
The plans sponsored by the Company and its subsidiaries and the related benefit types are as follows:

Plan	Type	Entity	Sponsor
PBS-A	Defined benefit (DB)	Sistel	Telefônica Brasil, jointly with other telecoms resulting from privatization of the Sistema Telebrás
PAMA / PCE	Defined benefit (DB)	Sistel	Telefônica Brasil, jointly with other telecoms resulting from privatization of the Sistema Telebrás
Healthcare – Law No. 9656/98	Defined benefit (DB)	Telefônica Brasil	Telefônica Brasil, Terra Networks, TGLog, TIS, IoTCo Brasil and CloudCo Brasil
CTB	Defined benefit (DB)	Telefônica Brasil	Telefônica Brasil
Telefônica BD	Defined benefit (DB)	VisãoPrev	Telefônica Brasil
VISÃO	Defined contribution (DC) / Hybrid	VisãoPrev	Telefônica Brasil, Terra Networks, TGLog, TIS, IoTCo Brasil and CloudCo Brasil
The Company has participation in the decisions that directly affect the governance of the plans, with members nominated for both the Deliberative Council and the Fiscal Council of the administrators Visão Prev Sociedade de Previdência Complementar (“Visão Prev”) and Fundação Sistel de Seguridade Social (“Sistel”).
The defined benefit obligation is made up of different components, according to the pension characteristic of each plan, and may include the actuarial liabilities of supplementary pension liabilities, health care benefits to retirees and dependents or compensation for death or disability of members. This liability is exposed to economic and demographic risks, such as: (i) increases in medical costs that could impact the cost of health care plans; (ii) salary growth; (iii) long-term inflation rate; (iv) nominal discount rate; and (v) life expectancy of members and pensioners.
The fair value of plan assets is primarily comprised of fixed income investments (NTN's, LFT’s, LTN's, repurchase agreements, CDBs, debentures, letters of guarantee and FIDC shares) and equity investments (highly liquid, well regarded, large company shares and investments in market indices).
Due to the concentration of fixed income and floating rate investments plan assets are mainly exposed to the risks inherent in the financial market and economic environment such as: (i) market risk in the economic sectors where variable income investments are concentrated; (ii) risk events that impact the economic environment and market indices where variable income investments are concentrated; and (iii) the long-term inflation rate that may erode the profitability of fixed income investments at fixed rates.
The companies that administer post-employment benefits plans sponsored by the Company (Visão Prev and Sistel) seek to meet the flows of assets and liabilities through the acquisition of fixed income securities and other long-term assets.
With the exception of the Companhia Telefônica Brasileira ("CTB") and the healthcare plan under Law No. 9656/98, generally all benefit plans that have funds constituted present a surplus position. The economic benefit recorded in the Company's assets or that of its subsidiaries does not reflect the total surplus determined in these plans, as it only considers only the portion of the surplus which presents a real possibility of recovery. The means of plan surplus recovery is solely through reductions in future contributions and given that not all plans currently receive enough contributions for full recovery of surpluses, the economic benefit recorded under assets is limited to the total possible recovery amount in accordance with projected future contributions.
The position of plan assets is on December 31, 2024 and 2023, respectively, and plan assets were apportioned based on the Company’s actuarial liabilities in relation to the total actuarial liabilities of the plan.
The actuarial gains and losses generated in each year are immediately recognized in equity (in other comprehensive income).
The following is a summary of the pension plans and other post-employment benefits:
31.c.1. Post-Employment Health Benefits Plans
The actuarial valuation made for the PAMA health plan used the registration of the participants with a base date of August 31, 2024, while the actuarial valuation made for the health plan Law No. 9,656/98 used the registration of the participants with a base date of September 30, 2024, both plans projected for December 31, 2024.
For comparative exercises, the actuarial valuation made for the PAMA health plan used the registration of the participants with a base date of July 31, 2023, while the actuarial valuation made for the health plan Law No. 9,656/98 used the registration of the participants with a base date of July 31, 2023, both plans projected for December 31, 2023.
31.c.1.1. Healthcare Plan to Retirees and Special Coverage Program (PAMA and PAMA-PCE)
The Company, together with other companies of the former Telebrás System, at shared cost, sponsor health care plans (PAMA and PAMA-PCE) to retirees. These plans are managed by Fundação Sistel and are closed plans, not admitting new members.
Contributions to the plans are determined based on actuarial valuations prepared by independent actuaries, in accordance with the rules in force in Brazil. The funding procedure is the capitalization method and the sponsor’s contribution are at the fixed percentage of payroll of employees covered by the Telefônica BD plan.
31.c.1.2. Health care plan – Law No. 9656/1998
The Company manages and together with its subsidiaries sponsors a health care plan to retired employees and former employees with fixed contributions to the plan, in accordance with Law No. 9656/98.
As provided for in Articles 30 and 31 of said law, participants shall have the right to the health care plan in which they participated while they were active employees. Benefitted participants are classified as (i) retirees and their dependents; and (ii) dismissed employees and their dependents.
Retirees and dismissed employees, in order to keep their right to the benefits, must make contributions to the plan in accordance with the contribution tables by age bracket established by carriers and/or insurance companies.
31.c.2. Post-employment Social Security Plans
Post-employment pension plans include: PBS Assistidos (“PBS-A”), CTB, Telefônica BD and Visão.
The actuarial assessment carried out for the CTB, PBS-A, Telefônica BD and Plano Visão pension plans used the participant registry with a base date of July 31, 2024, projected to December 31, 2024, and the participant registry with a base date of July 31, 2023, projected to December 31, 2023.
31.c.2.1. PBS Assisted Plan (PBS-A)
The PBS-A plan is a defined benefit private pension plan managed by Sistel and sponsored by the Company jointly with the other telecommunications companies originating in the privatization of the Telebrás System. The plan is subject to funding by sponsors in the case of any asset insufficiency to ensure pension supplementation of participants in the future.
The PBS-A plan comprises assisted participants of the Sistel Benefit Plan who were already retirees on January 31, 2000, from all the participating sponsors, with joint liability of all sponsors to the plan and Sistel.
According to PREVIC Ordinances No. 249/23 and No. 926/24, dated March 14, 2023 and November 8, 2024, and published in the Official Gazette on April 13, 2023 and November 14, 2024, respectively, Sistel approved distributions of part of its surplus, in the form of a special PBS-A reserve, with reversion of amounts to sponsors and improvement of benefits, in the form of temporary income, to beneficiaries. The Company's share in the distribution of this reserve was calculated at R$89,130 for the distribution approved in 2023 and R$114,852 for the distribution approved in 2024, with distributions expected in the form of 36 monthly payments, adjusted by the plan's income (Note 11).
Even considering the distribution of the reserve approved by PREVIC, PBS-A still has assets in excess of actuarial obligations as of December 31, 2024 and 2023. These surpluses were not recognized due to the lack of legal provision for their reimbursement and, as they are not a contributory plan, no deduction is possible in future contributions.
31.c.2.2. CTB Plan
Contributions to the CTB plan are determined based on actuarial valuations prepared by independent actuaries, in accordance with the rules in force in Brazil. The funding procedure is the capitalization method and the sponsor’s contribution are a fixed percentage of payroll of employees covered by the plan.
The Company also individually manages and sponsors the CTB plan, originally provided to former employees of CTB who were in the Company in 1977, with whom an individual retirement concession agreement was executed to encourage their resignation. This is an informal pension supplementation benefit paid to former employees directly by the Company. These plans are closed, and no other members are admitted.
31.c.2.3. Telefônica DB Plan
The Company individually sponsors the defined benefit retirement, Telefônica DB plan.
In order to improve allocation of Telefônica DB plan assets and analyze the coverage ratio of plan obligations in future years, a stochastic Application Lifecycle Management (“ALM”) study was prepared by Visão Prev and Willis Towers Watson. This ALM study aimed at projecting the ratio between coverage of liabilities (solvency ratio) and the risk of mismatching measured by the standard deviation of the solvency ratio. The study concluded that the plan presents sustainable projection of their coverage ratio with the current investments’ portfolio.
At the time of the concession, a benefit is calculated which will be paid in a lifelong form and updated by inflation. This plan is not open to new accessions.
The contributions are defined according to the costing plan, which is calculated considering financial, demographic and economic hypotheses in order to accumulate enough resources to pay the benefits to the participants who are already receiving them, and to the new pensions.
31.c.2.4. VISÃO Plans
The Visão Telefônica and Visão Multi plans, due to their similarity, are now shown together under the name Visão.
The Company and its subsidiaries sponsor defined contribution plans with defined benefit components (hybrid plans) and pension benefits, the Visão plans, managed by Visão Prev. The contribution is attributed to each subsidiary in the economic and demographic proportion of its respective obligation to the plan.
The contributions made by the Company and subsidiaries related to defined contribution plans totaled R$60,106 on December 31, 2024 (R$51,328 on December 31, 2023).
The contributions to the Visão Telefônica and Visão Multi plans are: (i) basic and additional contribution, with contributions made by the participant and sponsor; and (ii) additional, sporadic and specific contribution, with contributions made only by the participant.
In addition, the participant has the possibility to choose one of five investment profiles to apply to their balance, and they are: Super Conservative, Conservative, Moderate, Aggressive and Aggressive Fixed Income Long-Term.
31.c.3. Consolidated information on pension plans and other post-employment benefits
31.c.3.1. Reconciliation of net liabilities (assets)

	12.31.2024			12.31.2023
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Present value of DB plan obligations	1,954,418	1,548,742	3,503,160	2,167,726	1,917,650	4,085,376
Fair value of plan assets	3,158,617	885,337	4,043,954	3,233,947	920,586	4,154,533
Net liabilities (assets)	(1,204,199)	663,405	(540,794)	(1,066,221)	997,064	(69,157)

Asset limitation	1,112,307	—	1,112,307	1,072,192	—	1,072,192

Current assets	(73,314)	—	(73,314)	(30,673)	—	(30,673)
Non-current assets	(83,732)	—	(83,732)	(43,375)	—	(43,375)
Current liabilities	8,678	22,349	31,027	8,683	22,905	31,588
Non-current liabilities	56,476	641,056	697,532	71,336	974,159	1,045,495
31.c.3.2. Total expenses recognized in the statement of income

	2024			2023			2022
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Current service cost	2,037	15,806	17,843	1,747	9,378	11,125	1,857	13,667	15,524
Net interest on net actuarial assets/liabilities	71	91,769	91,840	5,903	68,825	74,728	(2,466)	51,628	49,162
Total	2,108	107,575	109,683	7,650	78,203	85,853	(609)	65,295	64,686
31.c.3.3. Amounts recognized in other comprehensive income (loss)

	2024			2023			2022
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Actuarial losses (gains)	(73,304)	(425,490)	(498,794)	352,011	352,974	704,985	(46,511)	6,843	(39,668)
Asset limitation effect	(56,647)	—	(56,647)	(431,071)	(126,032)	(557,103)	46,240	71,149	117,389
Total	(129,951)	(425,490)	(555,441)	(79,060)	226,942	147,882	(271)	77,992	77,721
Income tax and social contribution levied on the total amounts recognized in other comprehensive income were: (i) in 2024: R$188,153, of which R$149,103 was deferred income tax and social contribution and R$39,050 was current income tax and social contribution; (ii) in 2023: (R$48,925), of which (R$79,229) was deferred income tax and social contribution and R$30,304 was current income tax and social contribution; and (ii) in 2022: R$26,335, was deferred income tax and social contribution.
31.c.3.4. Changes in amount net of liability (asset) of defined benefit, net

	12.31.2024			12.31.2023
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Net defined benefit liability (asset) at the beginning of the year	5,971	997,064	1,003,035	64,725	700,930	765,655
Expenses	2,108	107,575	109,683	7,650	78,203	85,853
Sponsor contributions	(9,588)	(15,744)	(25,332)	(10,108)	(9,011)	(19,119)
Amounts recognized in OCI	(129,951)	(425,490)	(555,441)	(79,060)	226,942	147,882
Distribution of reserves	39,568	—	39,568	22,764	—	22,764
Net defined benefit liability (asset) at the end of the year	(91,892)	663,405	571,513	5,971	997,064	1,003,035
Actuarial assets per balance sheet	(157,046)	—	(157,046)	(74,048)	—	(74,048)
Actuarial liabilities per balance sheet	65,154	663,405	728,559	80,019	997,064	1,077,083
31.c.3.5. Changes in defined benefit liability

	12.31.2024			12.31.2023
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Defined benefit liability at the beginning of the year	2,167,726	1,917,650	4,085,376	1,969,220	1,495,397	3,464,617
Current service costs	2,037	15,806	17,843	1,747	9,378	11,125
Interest on actuarial liabilities	186,004	172,297	358,301	183,161	143,981	327,142
Benefits paid	(196,336)	(82,107)	(278,443)	(192,759)	(69,670)	(262,429)
Member contributions paid	182	—	182	231	—	231
Actuarial losses (gains) adjusted by experience	94,337	(67,734)	26,603	89,991	156,879	246,870
Actuarial losses (gains) adjusted by financial assumptions	(299,532)	(407,170)	(706,702)	115,649	155,209	270,858
Actuarial losses (gains) adjusted by demographic assumptions	—	—	—	486	26,476	26,962
Defined benefit liability at the end of the year	1,954,418	1,548,742	3,503,160	2,167,726	1,917,650	4,085,376
31.c.3.6. Changes in the fair value of plan assets

	12.31.2024			12.31.2023
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Fair value of plan assets at the beginning of the year	3,233,947	920,586	4,154,533	3,273,309	909,271	4,182,580
Benefits paid	(188,315)	(66,412)	(254,727)	(184,151)	(60,705)	(244,856)
Participants contributions paid	182	—	182	231	—	231
Sponsor contributions paid	1,566	49	1,615	1,500	46	1,546
Interest income on plan assets	282,696	80,528	363,224	311,706	86,385	398,091
Return on plan assets excluding interest income	(131,891)	(49,414)	(181,305)	(145,884)	(14,411)	(160,295)
Distribution of reserves	(39,568)	—	(39,568)	(22,764)	—	(22,764)
Fair value of plan assets at the end of the year	3,158,617	885,337	4,043,954	3,233,947	920,586	4,154,533
31.c.3.7. Changes in asset limitation

	12.31.2024			12.31.2023
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Asset Limitation at the beginning of the year	1,072,192	—	1,072,192	1,368,814	114,804	1,483,618
Interest on the asset limitation	96,762	—	96,762	134,449	11,228	145,677
Changes in the assets limitation, except interest	(56,647)	—	(56,647)	(431,071)	(126,032)	(557,103)
Asset Limitation at the end of the year	1,112,307	—	1,112,307	1,072,192	—	1,072,192
31.c.3.8. Results projected for 2025

	Post-retirement pension plans	Post-retirement health plans	Total
Current service cost	1,781	8,381	10,162
Net interest on net defined benefit liability/asset	23,900	73,915	97,815
Total	25,681	82,296	107,977
31.c.3.9. Sponsoring company contributions projected for 2025

	Post-retirement pension plans	Post-retirement health plans	Total
Sponsor contributions	1,645	52	1,697
Benefits paid directly by the sponsor	8,678	22,486	31,164
Total	10,323	22,538	32,861
31.c.3.10. Average weighted duration of defined benefit liability

	Post-retirement pension plans	Post-retirement health plans
In 2024	6.9 years	11.8 years
In 2023	8.0 years	13.8 years
31.c.3.11. Actuarial assumptions

12.31.2024
	Post-retirement pension plans	Post-retirement health plans
Discount rate to present value of defined benefit liability	11.07% to 11.67%	11.07% to 11.20%
Future salary growth rate	4.57% to 6.60%	N/A
Medical expense growth rate	N/A	6.61%
Nominal annual adjustment rate of pension benefits	3.50%	N/A
Medical service eligibility age	N/A	59 to 63 years
Estimated retirement age	57 to 60 years	59 to 63 years
Mortality table for nondisabled individuals	AT-2000 Basic segregated by gender, down-rated by 10% and 50%	AT-2000 Basic segregated by gender, down-rated by 10%
Mortality table for disabled individuals	RP-2000 Disabled Male, down-rated by 60%	RP-2000 Disabled Male, down-rated by 60%
Disability table	Light-Forte, Álvaro Vindas (down-rated by 50%) and Light-Fraca, down rated by 50%	Light-Forte
Turnover	Turnover experience in VISÃO plans (2018 to 2022)	Turnover experience in VISÃO plans (2020 to 2022)

12.31.2023
	Post-retirement pension plans	Post-retirement health plans
Discount rate to present value of defined benefit liability	8.90% to 9.07%	9.07% to 9.18%
Future salary growth rate	4.57% to 6.60%	N/A
Medical expense growth rate	N/A	6.61%
Nominal annual adjustment rate of pension benefits	3.50%	N/A
Medical service eligibility age	N/A	59 to 63 years
Estimated retirement age	57 to 60 years	59 to 63 years
Mortality table for nondisabled individuals	AT-2000 Basic segregated by gender, down-rated by 10% and 50%	AT-2000 Basic segregated by gender, down-rated by 10%
Mortality table for disabled individuals	RP-2000 Disabled Male, down-rated by 60%	RP-2000 Disabled Male, down-rated by 60%
Disability table	Light-Forte, Álvaro Vindas (down-rated by 50%) and Light-Fraca, down rated by 50%	Light-Forte
Turnover	Turnover experience in VISÃO plans (2018 to 2022)	Turnover experience in VISÃO plans (2020 to 2022)
In addition to the assumptions presented in the tables above, for 2024 and 2023 other assumptions common to all plans were adopted, as follows: (i) long-term inflation rate: 3.50% in 2024 and 2023; and (ii) annual increase in the use of medical services according to age: 4.0% in 2024 and 2023.
31.c.3.12. Changes in actuarial assumptions in relation to the prior year
In order to adjust some actuarial assumptions to the economic and demographic reality, a study was conducted for the plans administered by Visão Prev and Sistel, which adopted the definition of the assumptions in their Deliberative Councils.
The main economic and financial assumptions that have changed in relation to the previous fiscal year and that interfere with the defined benefit liability are: (i) rates for discount to present value of the defined benefit liability; (ii) long-term inflation rate; (iii) rate of future wage growth; (iv) rate of growth of medical costs; and (v) annual nominal index of adjustment of social security benefits.
The impacts on the plans’ defined benefit liabilities due to the new definition of the actuarial assumptions are as follows:

	Post-retirement pension plans	Post-retirement health plans	Total
Defined benefit liability, based on current actuarial assumptions	1,954,418	1,548,742	3,503,160
Defined benefit liability, based on prior-year actuarial assumptions	2,253,950	1,955,912	4,209,862
Difference from change in actuarial assumptions	(299,532)	(407,170)	(706,702)
31.c.3.13. Sensitivity analysis for actuarial assumptions
The Company believes that the significant actuarial assumptions with reasonable likelihood of variation due to financial and economic scenarios, which could significantly change the amount of the defined benefit obligation, are the discount rate used to adjust the defined benefit liability to present value and the rate of growth of medical costs.
Below, we present a sensitivity analysis on the defined benefit obligation for scenarios of a 0.5% increase and a 0.5% reduction in the discount rate used to adjust the defined benefit liability to present value.

	Post-retirement pension plans	Post-retirement health plans	Total
Defined benefit liability, projected by the current medical cost growth rate	1,954,418	1,548,742	3,503,160
Considering a rate increased by 1%	1,954,418	1,730,907	3,685,325
Considering a rate decreased by 1%	1,954,418	1,395,519	3,349,937

Defined benefit liability, discounted to present value at current rate	1,954,418	1,548,742	3,503,160
Considering a rate increased by 0.5%	1,900,202	1,469,618	3,369,820
Considering a rate decreased by 0.5%	2,012,028	1,635,539	3,647,567
31.c.3.14. Allocation of plan assets

	Consolidado
	12.31.2024			12.31.2023
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Investments with market value quoted in active market:
Fixed income investments
National Treasury Note (NTN)	2,417,123	850,897	3,268,020	2,571,155	867,468	3,438,623
Treasury Financial Letter	605,490	12,041	617,531	398,452	53,118	451,570
Repurchase operations	14,203	—	14,203	139,788	—	139,788
Debentures	14,148	—	14,148	17,840	—	17,840
Financial Letter	1,309	—	1,309	805	—	805
FIDC shares / Others	3,370	—	3,370	2,821	—	2,821
National Treasury Notes (LTN)	4,629	22,399	27,028	—	—	—
Variable income investments
Investments linked to funds and market indexes	4,509	—	4,509	4,917	—	4,917
Real estate investments	75,862	—	75,862	79,423	—	79,423
Loans to participants	15,654	—	15,654	16,669	—	16,669
Structured and overseas investments	2,320	—	2,320	2,077	—	2,077
Total	3,158,617	885,337	4,043,954	3,233,947	920,586	4,154,533